Cozad Small Cap Value Fund
FUND SUMMARY
Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 7 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 36 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cozad Small Cap Value Fund	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cozad Small Cap Value Fund		Class A	Class I	Class N
Management Fees		1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	none	0.25%
Other Expenses	[1]	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	[1][2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.04%	1.79%	2.04%
Fee Waiver and Expense Reimbursement	[3]	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses After Fee Waiver		1.56%	1.31%	1.56%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.55%, 1.30% or 1.55% of the Fund's average daily net assets attributable to Class A, Class I or Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Cozad Small Cap Value Fund (USD $)	1 Year	3 Years
Class A	725	1,134
Class I	133	517
Class N	159	593

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies.  Fund investment positions are generally held for 12 to 18 months, although longer or shorter holding periods may occur. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies ("80% investment policy").  For purposes of the 80% investment policy, the Fund defines a small capitalization company as one with a market capitalization of up to $3 billion.

Cozad Asset Management, Inc. (the “Adviser”) has developed and implemented a proprietary investment system focused on appreciation of publicly-traded small capitalization U.S. equities through intermediate- and long-term investment (the “Cozad Small-Cap Value Strategy”). The Cozad Small-Cap Value Strategy is guided by a proprietary initial screening system for companies included in the New York Stock Exchange, NASDAQ and AMEX.  The Adviser applies a quantitative screen against the domestically traded equities listed on those exchanges, which narrows the investable universe of securities to approximately 300.  The quantitative screen considers such factors as the security’s price to earnings ratio, price to cash flow ratio, cash flow to earnings ratio, debt to equity ratio, one year price history, dividend yield and dividend history.  A secondary, fundamental analysis is applied to further narrow the number of investable securities.  A computer-based mathematical program is then used to aid in determining the final composition of securities in the Fund’s portfolio.

The Adviser expects to re-balance the Fund’s portfolio of securities three to four times each calendar year based on investment performance.  The Adviser may, from time to time based on its analysis of market signals in conjunction with the Cozad Small-Cap Value Strategy, liquidate investment positions and hold the proceeds in money market funds, other highly liquid obligations or the electronically-traded iShares Russell 2000 Value Index Fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has a limited history of managing mutual funds for investors to evaluate.

• Small Capitalization Stock Risk: The price of small capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.   The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.  Although Class A and N shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and N shares would be different from Class I shares because Class A and N shares have different expenses than Class I shares.  Performance information for Class A and N shares will be included after the share classes have been in operation for one complete calendar year.  The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  The Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP (the “Predecessor Fund”) in a tax-free reorganization on July 1, 2014.  In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund.  The performance information set forth below reflects the historical performance of the Predecessor Fund shares.

Class I Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter	15.38%	December 31, 2011
Worst Quarter	(18.24)%	September 30, 2011

For the quarter ended March 31, 2014 the Predecessor Fund’s total return was 1.34%.

The following table shows the average annual returns for the Predecessor Fund over various periods ended December 31, 2013. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Predecessor Fund. The index information is intended to permit you to compare the Predecessor Fund’s performance to a broad measure of market performance.

Average Annual Total Returns Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Cozad Small Cap Value Fund	Label	One Year	Since Inception	Inception Date
Class I	Return before taxes	42.20%	20.94%	Sep. 30, 2010
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	18.38%